Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Related Party Transactions

12.Related Party Transactions

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a totalling shareholder

Amounts due to a related party as of December 31, 2024 and June 30, 2025 were as follows:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Amounts due to a related party:
Hainan Huiliu	1,350	270	38

Transactions with a related party for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	19,671	363	51

The Company received labor recruitment services from Hainan Huiliu was recorded as labor recruitment cost in cost of revenues.